1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Restricted Cash: Schedule of Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Cash, Cash Equivalents and Restricted Cash

	Year Ended December 31, (In thousands)
	2021	2020	2019
Cash and cash equivalents	$ 33,061	$ 59,214	$ 51,934
Restricted cash	7,306	8,465	6,525
Total cash, cash equivalents and restricted cash	$ 40,367	$ 67,679	$ 58,459